Stockholders' Deficit - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Equity [Abstract]
Number of Shares, Outstanding, Beginning balance	59,644	1,144
Number of Shares, Issued		58,500
Number of Shares, Exercised
Number of Shares, Forfeited
Number of Shares, Expired
Number of Shares, Outstanding, Ending balance	59,644	59,644
Number of Shares, Exercisable, Ending balance	20,644
Weighted Average Price Per Share, Outstanding, Beginning balance	$ 76.37	$ 3,750
Weighted Average Price Per Share, Issued		4.53
Weighted Average Price Per Share, Exercised
Weighted Average Price Per Share, Forfeited
Weighted Average Price Per Share, Expired
Weighted Average Price Per Share, Outstanding, Ending balance	76.37	$ 76.37
Weighted Average Price Per Share, Exercisable, Ending balance	$ 212.09
Weighted average remaining contractual term	8 years 8 months 19 days
Weighted average fair value of options granted during the period	0 years
Aggregate intrinsic value